Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000250837 | AMMC CLO 27 Ltd.FR_00173UAU8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250837 | Rockford Tower CLO Ltd.FR_77341AAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250837 | Octagon Investment Partners XXI Ltd.FR_67590QCA3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250837 | Madison Park Funding XLIX Ltd.FR_55820VAL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250837 | Golub Capital Partners CLO 53B Ltd.FR_38177YAL6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250837 | Octagon Investment Partners 51 Ltd.FR_675943AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250837 | Rad CLO 21 Ltd.FR_750099AJ2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250837 | Dryden 68 CLO Ltd.FR_26252QAS1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250837 | AGL CLO 16 Ltd.FR_00120LAE8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250837 | Golub Capital Partners CLO 77 B Ltd.FR_38180QAA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250837 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000250837 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250837 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000261351 | U.S. Treasury NotesFR_91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000261351 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261351 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261351 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261351 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261351 | U.S. Treasury NotesFR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261351 | Federal National Mortgage AssociationFR_31418EHK9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261351 | U.S. Treasury NotesFR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261351 | Federal National Mortgage AssociationFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261351 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261351 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000261351 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000261351 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.00%)
C000261351 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000261351 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000261351 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000261351 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000261351 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000261351 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261351 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255118 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255118 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255118 | U.S. Treasury NotesFR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255118 | Bank of America Corp.FR_06051GJT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255118 | JPMorgan Chase & Co.FR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255118 | Wells Fargo & Co.FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255118 | Goldman Sachs Group, Inc.FR_38141GXR0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255118 | T-Mobile USA, Inc.FR_87264ACB9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255118 | UnitedHealth Group, Inc.FR_91324PFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255118 | Abbott LaboratoriesFR_002824BU3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255118 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255118 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000255118 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000255118 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000255118 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000255118 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000255118 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255118 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000255118 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000255118 | AssetCommercial Mortgage - Backed Securities-Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250838 | U.S. Treasury NotesFR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250838 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250838 | Government National Mortgage Association, TBAFR_21H040657
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250838 | Federal Home Loan Mortgage Corp.FR_3132DWER0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250838 | Federal Home Loan Mortgage Corp.FR_3132DWGF4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250838 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000250838 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)
C000250838 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000250838 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000250838 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000250838 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250838 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000250838 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250838 | AssetMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250838 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250839 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCB7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250839 | GGAM Finance Ltd.FR_36170JAC0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250839 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250839 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250839 | Cloud Software Group, Inc.FR_18912UAC6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250839 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250839 | Discovery Global Holdings, Inc.FR_55903VBW2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250839 | Jane Street Group/JSG Finance, Inc.FR_47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250839 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250839 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250839 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250839 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250839 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000250839 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250839 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000250839 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250839 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000250841 | Romania Government International BondsFR_ACI2MM5R4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250841 | Abu Dhabi Government International BondsFR_29135LAU4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250841 | Ecopetrol SAFR_279158AQ2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250841 | Samarco Mineracao SAFR_79588YAA7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250841 | Angola Government International BondsFR_ACI24WFG5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250841 | Republic of Kenya Government International BondsFR_ACI30VDL0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250841 | Avolon TLB Borrower 1 U.S. LLCFR_05400KAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250841 | TCP Sunbelt Acquisition Co.FR_87233DAB3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250841 | Delivery Hero SEFR_D2007ZAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250841 | Saudi Government International BondsFR_ACI2C95J2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250841 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250841 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250841 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250841 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000250841 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000250841 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000250841 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000250841 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250842 | TCP Sunbelt Acquisition Co.FR_87233DAB3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Delivery Hero SEFR_D2007ZAE7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | TKO Worldwide Holdings LLCFR_90266UAL7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250842 | Peer Holding III BVFR_N6872NAM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250842 | Pelican Products, Inc.FR_70468BAC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Corpay Technologies Operating Co. LLCFR_33903RAZ2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Naked Juice LLCFR_62984CAK9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Sabert Corp.FR_78516EAD4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | Acadia Healthcare Co., Inc.FR_BA000VX10
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | Quartz Acquireco LLCFR_74773KAE5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000250842 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000250842 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250842 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000250842 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250842 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000250842 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250842 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000250842 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Less than 0.01%
[2]	Less than 0.01%
[3]	Less than 0.01%
[4]	Less than 0.01%